Income Taxes - Schedule of Uncertain Tax Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unrecognized Tax Benefits [Line Items]
Unrecognized tax exposure at beginning of year	$ 13,828	$ 14,425
Increases as a result of positions taken in prior period	1,912	92
Decreases as a result of positions taken in prior period	(115)
Increases as a result of positions taken in current period	1,495	36
Decreases as a result of positions taken in current period		(725)
Decreases due to settlements with tax authorities	(10,216)
Decreases due to expiration of statute of limitations	(270)
Unrecognized tax exposure at end of year	$ 6,634	$ 13,828